Voya Solution Moderately Aggressive Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.25%
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.54%	7.80%		7.11%
Performance Inception Date		Apr. 30, 2010
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class ADV | S&P Target Risk Aggressive® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		13.50%	8.06%		7.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.14%	8.36%		7.65%
Performance Inception Date		Apr. 30, 2010
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class I | S&P Target Risk Aggressive® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		13.50%	8.06%		7.92%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.16%	8.35%		7.64%
Performance Inception Date		May 02, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class R6 | S&P Target Risk Aggressive® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		13.50%	8.06%		7.92%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			14.82%	8.08%		7.37%
Performance Inception Date		Apr. 30, 2010
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class S | S&P Target Risk Aggressive® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		13.50%	8.06%		7.92%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			14.63%	7.90%		7.22%
Performance Inception Date		Apr. 30, 2010
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		17.49%	10.06%		9.23%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[6]		1.25%	(0.33%)		1.35%
Class S2 | S&P Target Risk Aggressive® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		13.50%	8.06%		7.92%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2060 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Risk Aggressive® Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Risk Aggressive® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[6]	The index returns do not reflect deductions for fees, expenses, or taxes.